OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER LIABILITIES [Abstract]
Current tax payable	$ 308	$ 50
Lease discount	24,965	25,539
Lease incentive obligation	15,634	14,020
Deferred rent	15,715	15,067
Refundable deposits	3,210	3,420
Other	16,929	22,306
Total other liabilities	$ 76,761	$ 80,402